Document And Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	ROCKET LAB CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39560
Entity Tax Identification Number	39-2182599
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	714
Local Phone Number	465-5737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001819994